Investment Securities - Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	$ 55,432		$ 41,059
Available-for-sale securities, total, fair value	56,069	[1]	40,935	[1]
Available-for-sale securities, total, weighted average yield	2.32%		2.64%
Available-for-sale securities, total, weighted average maturity in years	4 years 3 months 18 days		6 years
Held-to-maturity securities, total, weighted average yield	1.92%		2.00%
Held-to-maturity securities, total, amortized cost	44,974	[1]	38,920	[1]
Amortized Cost of Investment Securities	100,406		79,979
Amortized Cost of Investment Securities, Percentage	100.00%		100.00%
Held-to-maturity securities, total, fair value	45,140		38,368
Held-to-maturity securities, total, weighted average maturity in years	4 years		4 years 6 months
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	121
Available-for-sale securities, maturing after one year through five years, amortized cost	1,886
Available-for-sale securities, maturing after five years through ten years, amortized cost	514
Available-for-sale securities, maturing after ten years, amortized cost	101
Available-for-sale securities, total, amortized cost	2,622		1,108
Available-for-sale securities, maturing in one year or less, fair value	122
Available-for-sale securities, maturing after one year through five years, fair value	1,890
Available-for-sale securities, maturing after five years through ten years, fair value	519
Available-for-sale securities, maturing after ten years, fair value	101
Available-for-sale securities, total, fair value	2,632		1,045
Available-for-sale securities, maturing in one year or less, weighted average yield	3.27%
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	1 month 6 days
Available for sale securities, maturing after one year through five years, weighted average yield	1.73%
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3 years 3 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.90%
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7 years 6 months
Available-for-sale securities, maturing after ten years, weighted average yield	1.39%
Available-for-sale securities, maturing after ten years, weighted average maturity in years	18 years 3 months 18 days
Available-for-sale securities, total, weighted average yield	2.02%
Available-for-sale securities, total, weighted average maturity in years	4 years 7 months 5 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.36%
Held-to-maturity securities, maturing in one year or less, amortized cost	80
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.42%
Held-to-maturity securities, maturing after one year through five years, amortized cost	1,097
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	2.21%
Held-to-maturity securities, maturing after five years through ten years, amortized cost	1,483
Held-to-maturity securities, maturing after ten years, weighted average yield	1.74%
Held-to-maturity securities, maturing after ten years, amortized cost	57
Held-to-maturity securities, total, weighted average yield	1.86%
Held-to-maturity securities, total, amortized cost	2,717		3,114
Held-to-maturity securities, maturing in one year or less, fair value	81
Amortized Cost of Investment Securities	5,339		4,222
Held to maturity securities, maturing after one year through five years, fair value	1,101
Amortized Cost of Investment Securities, Percentage	5.30%		5.30%
Held-to-maturity securities, maturing after five years through ten years, fair value	1,475
Held-to-maturity securities, maturing after ten years, fair value	57
Held-to-maturity securities, total, fair value	2,714		3,040
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	4 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	7 years 7 months 6 days
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	10 years 7 months 6 days
Held-to-maturity securities, total, weighted average maturity in years	5 years 10 months 24 days
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	970
Available-for-sale securities, maturing after one year through five years, amortized cost	36,671
Available-for-sale securities, maturing after five years through ten years, amortized cost	7,104
Available-for-sale securities, maturing after ten years, amortized cost	695
Available-for-sale securities, total, amortized cost	45,440
Available-for-sale securities, maturing in one year or less, fair value	973
Available-for-sale securities, maturing after one year through five years, fair value	36,984
Available-for-sale securities, maturing after five years through ten years, fair value	7,162
Available-for-sale securities, maturing after ten years, fair value	698
Available-for-sale securities, total, fair value	45,817
Available-for-sale securities, maturing in one year or less, weighted average yield	1.39%
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	8 months 12 days
Available for sale securities, maturing after one year through five years, weighted average yield	1.87%
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3 years 10 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	1.73%
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	5 years 10 months 24 days
Available-for-sale securities, maturing after ten years, weighted average yield	1.24%
Available-for-sale securities, maturing after ten years, weighted average maturity in years	11 years 10 months 24 days
Available-for-sale securities, total, weighted average yield	1.83%
Available-for-sale securities, total, weighted average maturity in years	4 years 2 months 12 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.29%
Held-to-maturity securities, maturing in one year or less, amortized cost	320
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.00%
Held-to-maturity securities, maturing after one year through five years, amortized cost	37,598
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.31%
Held-to-maturity securities, maturing after five years through ten years, amortized cost	4,079
Held-to-maturity securities, maturing after ten years, weighted average yield	1.13%
Held-to-maturity securities, maturing after ten years, amortized cost	208
Held-to-maturity securities, total, weighted average yield	1.93%
Held-to-maturity securities, total, amortized cost	42,205
Held-to-maturity securities, maturing in one year or less, fair value	320
Amortized Cost of Investment Securities	87,645		68,236
Held to maturity securities, maturing after one year through five years, fair value	37,737
Amortized Cost of Investment Securities, Percentage	87.30%		85.30%
Held-to-maturity securities, maturing after five years through ten years, fair value	4,100
Held-to-maturity securities, maturing after ten years, fair value	207
Held-to-maturity securities, total, fair value	42,364
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	8 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5 years 9 months 18 days
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	11 years 6 months
Held-to-maturity securities, total, weighted average maturity in years	3 years 10 months 24 days
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost	269
Available-for-sale securities, maturing after five years through ten years, amortized cost	356
Available-for-sale securities, total, amortized cost	625
Available-for-sale securities, maturing after one year through five years, fair value	278
Available-for-sale securities, maturing after five years through ten years, fair value	363
Available-for-sale securities, total, fair value	641
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0 years
Available for sale securities, maturing after one year through five years, weighted average yield	1.82%
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3 years 3 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	1.94%
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6 years 9 months 18 days
Available-for-sale securities, maturing after ten years, weighted average maturity in years	0 years
Available-for-sale securities, total, weighted average yield	1.89%
Available-for-sale securities, total, weighted average maturity in years	5 years 3 months 18 days
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.79%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.88%
Held-to-maturity securities, maturing after one year through five years, amortized cost	7
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.83%
Held-to-maturity securities, maturing after five years through ten years, amortized cost	6
Held-to-maturity securities, maturing after ten years, weighted average yield	0.90%
Held-to-maturity securities, total, weighted average yield	0.85%
Held-to-maturity securities, total, amortized cost	13
Held-to-maturity securities, maturing in one year or less, fair value	1
Amortized Cost of Investment Securities	638		652
Held to maturity securities, maturing after one year through five years, fair value	10
Amortized Cost of Investment Securities, Percentage	0.60%		0.80%
Held-to-maturity securities, maturing after five years through ten years, fair value	6
Held-to-maturity securities, maturing after ten years, fair value	7
Held-to-maturity securities, total, fair value	24
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	6 months
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2 years 4 months 24 days
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6 years 4 months 24 days
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	15 years 3 months 18 days
Held-to-maturity securities, total, weighted average maturity in years	4 years 3 months 18 days
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	904
Available-for-sale securities, maturing after one year through five years, amortized cost	4,087
Available-for-sale securities, maturing after five years through ten years, amortized cost	519
Available-for-sale securities, maturing after ten years, amortized cost	94
Available-for-sale securities, total, amortized cost	5,604		5,673
Available-for-sale securities, maturing in one year or less, fair value	920
Available-for-sale securities, maturing after one year through five years, fair value	4,317
Available-for-sale securities, maturing after five years through ten years, fair value	528
Available-for-sale securities, maturing after ten years, fair value	103
Available-for-sale securities, total, fair value	5,868		5,738
Available-for-sale securities, maturing in one year or less, weighted average yield	6.62%
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	6 months
Available for sale securities, maturing after one year through five years, weighted average yield	6.72%
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	2 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted average yield	4.54%
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7 years
Available-for-sale securities, maturing after ten years, weighted average yield	7.37%
Available-for-sale securities, maturing after ten years, weighted average maturity in years	14 years 4 months 24 days
Available-for-sale securities, total, weighted average yield	6.51%
Available-for-sale securities, total, weighted average maturity in years	2 years 6 months
Held-to-maturity securities, maturing in one year or less, weighted average yield	10.19%
Held-to-maturity securities, maturing in one year or less, amortized cost	1
Held-to-maturity securities, maturing after one year through five years, weighted average yield	8.35%
Held-to-maturity securities, maturing after one year through five years, amortized cost	1
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	8.05%
Held-to-maturity securities, maturing after five years through ten years, amortized cost	1
Held-to-maturity securities, maturing after ten years, weighted average yield	2.51%
Held-to-maturity securities, maturing after ten years, amortized cost	6
Held-to-maturity securities, total, weighted average yield	4.37%
Held-to-maturity securities, total, amortized cost	9		12
Held-to-maturity securities, maturing in one year or less, fair value	1
Amortized Cost of Investment Securities	5,613		5,685
Held to maturity securities, maturing after one year through five years, fair value	1
Amortized Cost of Investment Securities, Percentage	5.60%		7.10%
Held-to-maturity securities, maturing after five years through ten years, fair value	1
Held-to-maturity securities, maturing after ten years, fair value	6
Held-to-maturity securities, total, fair value	9		12
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	6 months
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2 years 10 months 24 days
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	7 years 2 months 12 days
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	11 years 2 months 12 days
Held-to-maturity securities, total, weighted average maturity in years	9 years
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	6
Available-for-sale securities, maturing after ten years, amortized cost	690
Available-for-sale securities, total, amortized cost	696
Available-for-sale securities, maturing in one year or less, fair value	6
Available-for-sale securities, maturing after ten years, fair value	614
Available-for-sale securities, total, fair value	620
Available-for-sale securities, maturing in one year or less, weighted average yield	1.01%
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	2 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	0 years
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	0 years
Available-for-sale securities, maturing after ten years, weighted average yield	2.47%
Available-for-sale securities, maturing after ten years, weighted average maturity in years	18 years 6 months
Available-for-sale securities, total, weighted average yield	2.45%
Available-for-sale securities, total, weighted average maturity in years	18 years 3 months 18 days
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.44%
Held-to-maturity securities, maturing after one year through five years, amortized cost	9
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.97%
Held-to-maturity securities, maturing after five years through ten years, amortized cost	21
Held-to-maturity securities, total, weighted average yield	1.11%
Held-to-maturity securities, total, amortized cost	30
Amortized Cost of Investment Securities	1,171		1,184
Held to maturity securities, maturing after one year through five years, fair value	9
Amortized Cost of Investment Securities, Percentage	1.20%		1.50%
Held-to-maturity securities, maturing after five years through ten years, fair value	20
Held-to-maturity securities, total, fair value	29
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0 years
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2 years 2 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5 years 9 months 18 days
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	0 years
Held-to-maturity securities, total, weighted average maturity in years	4 years 9 months 18 days
Other Investments Including Perpetual Preferred Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	445
Available-for-sale securities, total, fair value	$ 491
Available-for-sale securities, total, weighted average yield	2.21%
Available-for-sale securities, total, weighted average maturity in years	13 years 7 months 6 days
Held-to-maturity securities, total, weighted average maturity in years	0 years

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.